Balances and Transactions with Related Parties (Schedule of transactions with related parties) (Details) - Affiliated Entity [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Purchases from related parties	$ 0	$ 0	$ 0
Reimbursement of expenses	0	0	100
Interest income (expense) from Priortech	$ 0	$ 0	$ 0